NOTE 3 - MUSIC INVENTORY - Music inventory (Details) - USD ($)	Nov. 30, 2020	May 31, 2020
Inventory Disclosure [Abstract]
Digital music acquired for use in operations – at cost	$ 21,489	$ 21,465
Accumulated depreciation	(15,977)	(14,243)
Music inventory – net	$ 5,512	$ 7,222